Nature of Expenses	12 Months Ended
Mar. 31, 2019
Nature Of Expenses
Nature of Expenses
6	NATURE OF EXPENSES

(Loss)/Profit for the year is arrived at after the following are charged to the consolidate statements of income:

	Year ended March 31
	2019	2018	2017
	(in thousands)
Publicity and advertisement costs	$19,779	$12,684	$17,152
Film distribution costs	5,462	6,739	11,772
Amortization expenses	130,155	115,285	135,316
Personnel costs	37,015	35,661	42,902
Rent expenses	1,916	1,359	1,559
Legal and professional expenses	6,980	8,204	4,697
Provision for trade and other receivables	—	1,968	2,430
Bad debt	—	2,772	—
Credit impairment loss, net	25,741	4,308	—
Depreciation and amortization of other intangibles	2,263	2,991	2,898
Impairment charge on goodwill (Refer note 14)	—	1,205	—
Impairment loss on content advances	—	353	1,625
Impairment loss on advances to content vendors	7,284	—	262
Other – expenses	5,935	9,208	6,936
	$242,530	$202,737	$227,549